Operating and Direct Financing Leases - Charters-out - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property Subject to or Available for Operating Lease [Line Items]
Carrying amount of the vessels accounted for as operating leases	$ 3,100.0	$ 6,600.0
Cost of the vessels	4,100.0	9,100.0
Accumulated depreciation of the vessels	1,000.0	2,500.0
Teekay Offshore
Property Subject to or Available for Operating Lease [Line Items]
Carrying amount of the vessels accounted for as operating leases		3,500.0
Cost of the vessels		4,700.0
Accumulated depreciation of the vessels		$ 1,200.0
Charters-out
Property Subject to or Available for Operating Lease [Line Items]
Total	2,400.0
Minimum scheduled future revenues to be received by the company in current year	517.7
Minimum scheduled future revenues to be received by the company in second year	404.7
Minimum scheduled future revenues to be received by the company in third year	361.9
Minimum scheduled future revenues to be received by the company in fourth year	295.8
Minimum scheduled future revenues to be received by the company in fifth year	273.7
Minimum scheduled future revenues to be received by the company thereafter	$ 582.1